Borrowings - Sale and Leaseback Agreements (Details) $ in Thousands	4 Months Ended	6 Months Ended
	Apr. 30, 2018 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2018 USD ($)	Mar. 31, 2018 USD ($)
Debt Instrument [Line Items]
Outstanding Amount		$ 1,198,030	$ 1,216,400
CMB Financial Leasing Co.
Debt Instrument [Line Items]
Sale Leaseback Transaction, Date		Mar. 31, 2018
Finance Lease Liability		$ 65,542		$ 71,500
Sale Leaseback Transaction, Net Proceeds, Financing Activities	$ 71,500
Vessels financed		Four product tankers
Repayment installments		24
Sale Leaseback Transaction, Quarterly Rental Payments		$ 1,490
Finance Lease Liability Periodic Payment Terms, Balloon Payment to be Paid		$ 35,750
Finance Lease Liability, Maturity Date		Apr. 30, 2024
Interest rate description		LIBOR plus 305 bps
Finance Lease Basis Spread On Variable Rate		3.05%
Outstanding Amount		$ 65,542	68,521
AVIC International leasing Co, Ltd
Debt Instrument [Line Items]
Finance Lease Liability		$ 103,155
Vessels financed		Three product tankers and two product tankers previously financed by Eurobank Ergasia S.A.
Repayment installments		28
Sale Leaseback Transaction, Quarterly Rental Payments		$ 2,267
Finance Lease Liability Periodic Payment Terms, Balloon Payment to be Paid		$ 39,675
Finance Lease Liability, Maturity Date		Apr. 30, 2026
Interest rate description		LIBOR plus 350 bps
Finance Lease Basis Spread On Variable Rate		3.50%
Outstanding Amount		$ 102,257	$ 0